Form N-1A Supplement	May 01, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN FUND ALLOCATOR SERIES
TEMPLETON GLOBAL INVESTMENT TRUST
SUPPLEMENT DATED MAY 1, 2026
TO THE SUMMARY PROSPECTUS, AS APPLICABLE, AND PROSPECTUS
OF EACH FUND LISTED IN SCHEDULE A AND SCHEDULE B

1.
The following information supplements and supersedes the information contained in the section titled “Performance” in the Summary Prospectus, as applicable, and Prospectus of each fund listed in Schedule A:

Effective May 1, 2026, the Fund will no longer compare its performance to the MSCI All Country World Ex‑U.S. Index- NR. The Fund will continue to compare its performance to the MSCI Emerging Markets Index‑NR, a broad-based securities market index.

2.	The following information supplements and supersedes the information contained in the section titled “Performance” in the Summary Prospectus and Prospectus of each fund listed in Schedule B:
Effective May 1, 2026, the MSCI Emerging Markets Index‑NR will replace the MSCI All Country World Ex‑U.S. Index- NR as the Fund’s benchmark. The Fund’s investment manager believes that the MSCI Emerging Markets Index‑NR is a better representation of the Fund’s current portfolio. The Fund will continue to compare its performance to the MSCI Emerging Markets Small Cap Index‑NR.
SCHEDULE A

Fund	Date of Summary Prospectus, as applicable, and Prospectus
FRANKLIN FUND ALLOCATOR SERIES

Franklin Emerging Market Core Equity (IU) Fund	December 1, 2025

TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton SMACS: Series EM	January 1, 2026
SCHEDULE B

Fund	Date of Summary Prospectus and Prospectus
TEMPLETON GLOBAL INVESTMENT TRUST

Templeton Emerging Markets Small Cap Fund	January 1, 2026

TEMPLETON GLOBAL INVESTMENT TRUST | Templeton Emerging Markets Small Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TEMPLETON GLOBAL INVESTMENT TRUST
SUPPLEMENT DATED MAY 1, 2026
TO THE SUMMARY PROSPECTUS, AS APPLICABLE, AND PROSPECTUS
OF EACH FUND LISTED IN SCHEDULE A AND SCHEDULE B

2.	The following information supplements and supersedes the information contained in the section titled “Performance” in the Summary Prospectus and Prospectus of each fund listed in Schedule B:
Effective May 1, 2026, the MSCI Emerging Markets Index‑NR will replace the MSCI All Country World Ex‑U.S. Index- NR as the Fund’s benchmark. The Fund’s investment manager believes that the MSCI Emerging Markets Index‑NR is a better representation of the Fund’s current portfolio. The Fund will continue to compare its performance to the MSCI Emerging Markets Small Cap Index‑NR.
SCHEDULE B

Fund	Date of Summary Prospectus and Prospectus
TEMPLETON GLOBAL INVESTMENT TRUST

Templeton Emerging Markets Small Cap Fund	January 1, 2026

TEMPLETON GLOBAL INVESTMENT TRUST | Franklin Templeton SMACS: Series EM
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TEMPLETON GLOBAL INVESTMENT TRUST
SUPPLEMENT DATED MAY 1, 2026
TO THE SUMMARY PROSPECTUS, AS APPLICABLE, AND PROSPECTUS
OF EACH FUND LISTED IN SCHEDULE A AND SCHEDULE B

1.
The following information supplements and supersedes the information contained in the section titled “Performance” in the Summary Prospectus, as applicable, and Prospectus of each fund listed in Schedule A:

Effective May 1, 2026, the Fund will no longer compare its performance to the MSCI All Country World Ex‑U.S. Index- NR. The Fund will continue to compare its performance to the MSCI Emerging Markets Index‑NR, a broad-based securities market index.
SCHEDULE A

Fund	Date of Summary Prospectus, as applicable, and Prospectus
FRANKLIN FUND ALLOCATOR SERIES

Franklin Emerging Market Core Equity (IU) Fund	December 1, 2025

TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton SMACS: Series EM	January 1, 2026

FRANKLIN FUND ALLOCATOR SERIES | Franklin Emerging Market Core Equity (IU) Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
FRANKLIN FUND ALLOCATOR SERIES
SUPPLEMENT DATED MAY 1, 2026
TO THE SUMMARY PROSPECTUS, AS APPLICABLE, AND PROSPECTUS
OF EACH FUND LISTED IN SCHEDULE A AND SCHEDULE B

1.
The following information supplements and supersedes the information contained in the section titled “Performance” in the Summary Prospectus, as applicable, and Prospectus of each fund listed in Schedule A:

Effective May 1, 2026, the Fund will no longer compare its performance to the MSCI All Country World Ex‑U.S. Index- NR. The Fund will continue to compare its performance to the MSCI Emerging Markets Index‑NR, a broad-based securities market index.
SCHEDULE A

Fund	Date of Summary Prospectus, as applicable, and Prospectus
FRANKLIN FUND ALLOCATOR SERIES

Franklin Emerging Market Core Equity (IU) Fund	December 1, 2025

TEMPLETON GLOBAL INVESTMENT TRUST
Franklin Templeton SMACS: Series EM	January 1, 2026